OPERATING LEASE RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES (Details Narrative)				1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 01, 2026 USD ($)	Sep. 01, 2025 USD ($)	Apr. 14, 2021 USD ($) ft²	Sep. 30, 2025 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 USD ($)	Apr. 30, 2021
Operating lease term			5 years							5 years
Area of land | ft²			8,100
Initial lease payments	$ 5,000			$ 5,000
Lease payments increase percentage			2.40%
Operating lease liability					$ 137,040		$ 178,372	$ 236,389	$ 702,888
Right-of-use assets obtained in exchange for operating lease obligations							103,107
Operating lease expense after netting off sublease income					$ 7,983	$ 979	$ 6,997	$ 2,234
CALIFORNIA
Initial lease payments			$ 13,148
Estimated incremental borrowing rate			7.50%
NEW YORK
Initial lease payments		$ 5,000
Estimated incremental borrowing rate		7.50%